Goodwill (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 9,872	$ 10,542	$ 9,477	$ 9,953
Reduction of accumulated impairment		65
Goodwill Disposition	70	8
MetLife Assurance Limited
Goodwill [Line Items]
Goodwill Disposition	60
Japan
Goodwill [Line Items]
Goodwill	4,400	4,700	$ 4,300
Latin America | MetLife Assurance Limited
Goodwill [Line Items]
Goodwill Disposition	$ 60
MetLife Bank
Goodwill [Line Items]
Reduction of accumulated impairment		$ 65